Fair Value of Financial Instruments and Risk Management - Derivative Contracts Under Master Netting Agreements and Collateral Positions (Details) (Details) - Energy contracts - CAD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Derivative assets
Gross Amount Recognized in Balance Sheet	$ 64	$ 57
Counterparty Netting of Energy Contracts	36	28
Cash Collateral Received/ Posted	20	16
Net Amount	8	13
Derivative liabilities
Gross Amount Recognized in Balance Sheet	(121)	(90)
Counterparty Netting of Energy Contracts	(36)	(28)
Cash Collateral Received/ Posted	0	0
Net Amount	$ (85)	$ (62)